Long-term Borrowings, current and non-current - Vehicle loans with Ford Motor Credit (Details) - Vehicle loans with Ford Motor Credit - USD ($) $ in Thousands	Jun. 04, 2020	Sep. 21, 2018
Debt Instrument [Line Items]
Original balance	$ 50	$ 44
Interest rate	0.00%	7.34%
Maturity term	5 years	3 years